Document And Entity Information	Jun. 17, 2020
Document Information [Line Items]
Entity, Registrant Name	RETAIL OPPORTUNITY INVESTMENTS CORP.
Document, Type	8-K
Document, Period End Date	Jun. 17, 2020
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-33749
Entity, Tax Identification Number	26-0500600
Entity, Address, Address Line One	11250 El Camino Real, Suite 200
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
City Area Code	858
Local Phone Number	677-0900
Entity, Address, Postal Zip Code	92130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value
Trading Symbol	ROIC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001407623
RETAIL OPPORTUNITY INVESTMENTS PARTNERSHIP, LP
Document Information [Line Items]
Entity, Registrant Name	RETAIL OPPORTUNITY INVESTMENTS PARTNERSHIP, LP
Entity, Central Index Key	0001577230